CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (4,905,575)	$ (1,078,815)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization	0	0
Depreciation	45,060	30,040
Shares issued for services	1,121,910	3,233
Impairment expense	615,654	0
Changes in operating assets and Liabilities:
Increase/(decrease) in accrued interest payable	43,032	0
(Increase)/decrease in other current assets	(492,337)	0
Increase/ (decrease) in accounts payable	152,080	(14,379)
Overdraft		17,861
Net cash used in operating activities	(3,420,176)	(1,420,420)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of Assets	(289,530)	(172,245)
Net cash provided by (used in) investing activities	(289,530)	(172,245)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans from stockholder	(200,998)	122,563
Proceeds from Notes Payable	479,680	415,405
Proceeds from Reg A	3,218,471	685,500
Principal payments on convertible debt	212,528	0
Net cash provided by (used in) financing activities	3,709,681	1,220,468
Net increase (decrease) in cash and cash equivalents	(25)	5,803
Cash and cash equivalents - beginning of period	25	0
Cash and cash equivalents - end of period	0	5,803
NON CASH TRANSACTIONS
Shares issued from liabilities	0	0
Stock Dividend	$ 1,725	$ 0